Cover Cover	Oct. 29, 2021	Jul. 30, 2020	Feb. 20, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date	Oct. 29, 2021
Entity Registrant Name		Gaming and Leisure Properties, Inc.
Entity Incorporation, State or Country Code		PA
Entity File Number		001-36124
Entity Tax Identification Number			46-2116489
Entity Address, Address Line One		845 Berkshire Blvd., Suite 200
Entity Address, City or Town		Wyomissing
Entity Address, State or Province		PA
Entity Address, Postal Zip Code		19610
City Area Code		610
Local Phone Number			401-2900
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common Stock, par value $.01 per share
Trading Symbol		GLPI
Security Exchange Name		NASDAQ
Entity Emerging Growth Company		false
Entity Central Index Key		0001575965
Amendment Flag		false